Private Placement (Details) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Debt Instrument [Line Items]
Discount-fair value of embedded conversion feature	$ 0	$ 0	$ (90,000)	$ (21,217,177)	$ 0	$ (197,000)	$ (197,000)
Proceeds attributable to the Convertible Notes	0			0	5,500,009	5,500,009	5,500,009
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Face value of the Convertible Notes						5,500,009	5,500,009
Discount-fair value of embedded conversion feature						(5,376,000)
Proceeds attributable to the Convertible Notes						$ 124,009